COMPREHENSIVE INCOME (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
SCHEDULE OF CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME

The following tables show the changes in accumulated other comprehensive income (loss) (“AOCI”) by component for the six months ended June 30, 2025, and the six months ended June 30, 2026, respectively:

Accumulated Comprehensive Income:	Cumulative Foreign Currency Translation
Balance as of December 31, 2024	$(72,781)
Other comprehensive income (loss), attributed to ADS	10,996
Other comprehensive income (loss), attributed to AML	352,881
Other comprehensive income (loss), attributed to APL	(12,971)
Other comprehensive income (loss), attributed to ATECH	(13,471)
Total other comprehensive income (loss)	337,435
Balance as of June 30, 2025	$264,654

Accumulated Comprehensive Income:	Cumulative Foreign Currency Translation
Balance as of December 31, 2025	$296,257
Other comprehensive income (loss), attributed to ADS	(22,363)
Other comprehensive income (loss), attributed to AML	(245,462)
Other comprehensive income (loss), attributed to APL	42,723
Other comprehensive income (loss), attributed to ATECH	7,166
Other comprehensive income (loss), attributed to AIL	-
Total other comprehensive income (loss)	(217,936)
Balance as of June 30, 2026	$78,321

Accumulated Comprehensive Income:	Cumulative Foreign Currency Translation
Balance as of December 31, 2023	$225,228
Other comprehensive income (loss), attributed to ADS	22,450
Other comprehensive income (loss), attributed to AML	(335,483)
Other comprehensive income (loss), attributed to APL	6,264
Other comprehensive income (loss), attributed to ATECH	8,760
Total other comprehensive income (loss), as restated, December 31, 2024 (Restated)	(298,009)
Balance as of December 31, 2024 (Restated)	$(72,781)
Other comprehensive income (loss), attributed to ADS	$17,190
Other comprehensive income (loss), attributed to AML	$373,172
Other comprehensive income (loss), attributed to APL	$(22,297)
Other comprehensive income (loss), attributed to ATECH	$973
Total other comprehensive income (loss), December 31, 2025 (Restated)	$369,038
Balance as of December 31, 2025 (Restated)	$296,257